Intangible Assets and Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Other Assets (Details) - Schedule of other assets [Line Items]
Other assets	$ 4,709	$ 2,745	$ 244
Digital insurance platform [Member]
Intangible Assets and Other Assets (Details) - Schedule of other assets [Line Items]
Other assets	2,966	1,980	244
Health study tool [Member]
Intangible Assets and Other Assets (Details) - Schedule of other assets [Line Items]
Other assets	$ 1,743	$ 765